CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net increase in net assets resulting from operations	$ 161	$ 579
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Capitalized paid-in-kind income	(15)	(189)
Amortization of premium/accretion of discount, net	(96)	(261)
Proceeds from sales of investments	16,011	8,024
Proceeds from paydowns on investments	641	23,160
Net receipt of settlement of derivatives	115	583
Net payment of settlement of derivatives	(13)	(530)
Net realized gains on derivatives	(101)	(53)
Purchases of investments	(6,061)	(1,643)
Net realized (gains) losses on investments	524	(1,463)
Net change in unrealized (appreciation) depreciation on investments	(2)	4,209
Net change in unrealized (appreciation) depreciation on foreign currency forward contracts	73	(279)
Decrease in operating assets:
Interest and dividend income receivable	324	117
Principal receivable	11,486	4,122
Receivable from related parties	5	20
Prepaid expenses and other assets	134	135
Increase (decrease) in operating liabilities:
Accrued management fee	(91)	(401)
Payable to related parties	0	54
Accounts payable, accrued expenses and other liabilities	(258)	(271)
Net cash provided by operating activities	22,837	35,913
Financing activities
Distributions paid	(27,388)	(39,927)
Net cash used in financing activities	(27,388)	(39,927)
Net decrease in cash and cash equivalents	(4,551)	(4,014)
Cash and cash equivalents, beginning of period	8,956	29,204
Cash and cash equivalents, end of period	$ 4,405	$ 25,190